Adoption of Accounting Policies	12 Months Ended
Feb. 28, 2015
Accounting Policies [Abstract]
Adoption of Accounting Policies
ADOPTION OF ACCOUNTING POLICIES
In April 2014, the Financial Accounting Standards Board (the “FASB”) issued a new accounting standards update on the topic of reporting discontinued operations and disclosures of disposals of components of an entity. The amendments change the requirements for reporting discontinued operations by limiting discontinued operations reporting to disposals of components of an entity that represent strategic shifts that have (or will have) a major effect on an entity's operations and financial results. The amendments also require expanded disclosures for discontinued operations and certain other disposals that do not qualify for discontinued operations. The amendments are effective for all disposals (or classifications as held for sale) of components of an entity that occur within annual periods beginning on or after December 15, 2014 and interim periods within those years, with early adoption permitted. The Company will adopt this guidance in the first quarter of fiscal 2016.
In May 2014, the FASB issued a new accounting standard on the topic of revenue contracts, which replaces the existing revenue recognition standard. The new standard amends a number of requirements that an entity must consider in recognizing revenue and requires improved disclosures to help readers of financial statements better understand the nature, amount, timing and uncertainty of revenue recognized. For public entities, the new standard is effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. Early adoption is not permitted. The Company will adopt this guidance in the first quarter of fiscal 2018 and is currently evaluating the impact that the adoption will have on its results of operations, financial position and disclosures.
In June 2014, the FASB issued a new accounting standards update on the topic of repurchase-to-maturity transactions, repurchase financings and disclosures. The amendments change the accounting for repurchase-to-maturity transactions and linked repurchase financings to secured borrowing accounting. The amendments require an entity to disclose information on transfers accounted for as sales in transactions that are economically similar to repurchase agreements and provides increased transparency about the types of collateral pledged in repurchase agreements and similar transactions accounted for as secured borrowings. The amendments are effective for public entities for the first interim or annual period beginning after December 15, 2014. Early adoption for a public entity is prohibited. The Company will adopt this guidance in the first quarter of fiscal 2016.
In June 2014, the FASB issued a new accounting standards update on the topic of stock compensation. The amendments in this update require that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. The amendments in this update are effective for annual periods and interim periods within those annual periods beginning after December 15, 2015. Early adoption is permitted. The Company will adopt this guidance in the first quarter of fiscal 2017.
In August 2014, the FASB issued a new accounting standards update on the topic of going concern. The amendments in this update provide guidance about management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern and to provide related footnote disclosures. The amendments in this update are effective for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter. Early adoption is permitted. The Company will adopt this guidance in the fourth quarter of fiscal 2017.
In February 2015, the FASB issued a new accounting standards update on the topic of consolidation. The amendments in this update provide guidance on the consolidation evaluation for reporting organizations that are required to evaluate whether they should consolidate certain legal entities. All legal entities are subject to reevaluation under the revised consolidation model. The amendments in this update are effective for the annual period beginning after December 15, 2015. Early adoption is permitted. The Company will adopt this guidance in the first quarter of fiscal 2017 and is currently evaluating the impact that the adoption will have on its results of operations, financial position and disclosures.